Income Taxes (Details 1)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2010	Jun. 30, 2012	Dec. 31, 2011
Statutory federal income tax rate and the effective rate reconcillation
Statutory federal income tax rate	34.00%	34.00%	34.00%
State taxes, net of federal tax benefit	5.00%	5.00%	5.00%
Valuation allowance	(39.00%)	(39.00%)	(39.00%)
Net deferred tax asset